UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):  [     ]  is a restatement.
                                   [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cadinha & Co., Inc.
Address:	900 Fort Street Mall, Suite 1240
		Honolulu, Hawaii  96813

13F File Number:	28-4292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
Signature, Place, and Date of Signing:
	Patricia Y. Phares,	Honolulu, Hawaii,	May 12, 1999

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[     ]	13F NOTICE.

[     ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
 FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total:		5,208,610

Form 13F Information Table Value Total:		$257,180 (x $1,000)






FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

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  FORM 13F INFORMATION TABLE
                                                                                            Voting Authority
        Name of Issuer        Title of   Cusip  Value (XShares/ SH/  PUT/ Invstmt/ Other Man     Sole  Shared   None

Abbott Lab.                      COM   002824100   13736  293432 SH    -    Sole       -        293432   -       -
American Int'l. Gp.              COM   026874107   18030  149472 SH    -    Sole       -        149472   -       -
Automatic Data Process.          COM   053015103    9780  236374 SH    -    Sole       -        236374   -       -
Computer Assoc. Int'l.           COM   204912109    7476  210209 SH    -    Sole       -        210209   -       -
Exxon Corp.                      COM   302290101  16873   239119 SH    -    Sole       -        239119   -       -
General Electric Co.             COM   369604103   21665  195845 SH    -    Sole       -        195845   -       -
Home Depot Inc.                  COM   437076102   13384  215005 SH    -    Sole       -        215005   -       -
IBM Corporation                  COM   459200101   19203  108336 SH    -    Sole       -        108336   -       -
Johnson & Johnson                COM   478160104   20039  214316 SH    -    Sole       -        214316   -       -
Lilly (Eli) Co.                  COM   532457108   14914  175714 SH    -    Sole       -        175714   -       -
Lucent Tech.                     COM   549463107   15508  143592 SH    -    Sole       -        143592   -       -
Pepsico, Inc.                    COM   713448108   11630  296771 SH    -    Sole       -        296771   -       -
Raytheon Co. CL B                COM   755111408   12635  215520 SH    -    Sole       -        215520   -       -
Wal-Mart Stores, Inc.            COM   931142103   17744  192479 SH    -    Sole       -        192479   -       -
Walgreen Co.                     COM   931422109   21562  763246 SH    -    Sole       -        763246   -       -
Webs-German Ind.Ser.             COM   92923H608   12033  605450 SH    -    Sole       -        605450   -       -
Webs-Japan Ind.Ser.              COM   92923H889   10968  953730 SH    -    Sole       -        953730   -       -




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